UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005

Check here if Amendment [X];   Amendment Number:   1
         This Amendment (Check only one.):   [X] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Seemore Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number: 28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein               NEW YORK, NEW YORK             FEBRUARY 15, 2006
---------------------------     -------------------            -----------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      0
                                                                 ------------
Form 13F Information Table Entry Total:                                28
                                                                 ------------
Form 13F Information Table Value Total:                             $842,850
                                                                 ------------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE



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                                                         Seemore Advisors LLC
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2005

                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                FAIR MARKET
                                                   VALUE     SHARES /
ISSUER                    TITLE OF CUSIP NUMBER (X 1000S)     PRN     SH PUT/         SHARED     SHARED  OTHER
                           CLASS                             AMOUNT  PRN CALL  SOLE  DEFINED     OTHER  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics             COM    150934107     654       300,000   SH      Sole                             300,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.
5.75% 6/15/2008               NOTE   150934AD9     764     1,176,000  PRN      Sole                           1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications   COM    209034107   1,763       135,700   SH      Sole                             135,700
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition Corp   UNITS   22274N201   3,416       560,000   SH      Sole                             560,000
------------------------------------------------------------------------------------------------------------------------------------
Dor Biopharma Inc.
(Endorex Corp)                COM    258094101     129       476,758   SH      Sole                             476,758
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies        COM    291345106  14,105     3,250,000   SH      Sole                           3,250,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV guide              COM    36866W106      67        25,550   SH      Sole                              25,550
------------------------------------------------------------------------------------------------------------------------------------
Glatfelter                    COM    377316104   5,676       400,000   SH      Sole                             400,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.     COM    452439201   3,359     1,040,000   SH      Sole                           1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Imclone Systems Inc.          COM    45245W109  21,194       619,000   SH      Sole                             619,000
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International
Inc. (Cmn)                    COM    521863308 445,310    11,755,806   SH      Sole                          11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment
Corp (Cmn)                    COM    535919203  76,800    10,000,000   SH      Sole                          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and
Communications, Inc. (Cmn)    COM    543881106 203,068     7,180,629   SH      Sole                           7,180,629
------------------------------------------------------------------------------------------------------------------------------------
M & F Worldwide Corp.         COM    552541104  15,259       935,000   SH      Sole                             935,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals,
Inc.                          COM    563118207   2,082     1,665,887   SH      Sole                           1,665,887
------------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc.         COM    55302G103     270        22,924   SH      Sole                              22,924
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth, Inc.           COM    63860C100  16,914     2,165,714   SH      Sole                           2,165,714
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth, Inc. (Units)  UNITS   63860C209   1,930       153,667   SH      Sole                             153,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc
WTS  $5 8/25/07               WTS    63860C118     519       180,667   SH      Sole                             180,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.       COM    640522108   2,817     1,451,837   SH      Sole                           1,451,837
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.           COM    66986X106   1,124       952,380   SH      Sole                             952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.           COM    68210P107   5,876       875,700   SH      Sole                             875,700
------------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger                COM    G8915Z102   3,248       200,000   SH      Sole                             200,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                  COM    92552V100   7,183       268,708   SH      Sole                             268,708
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.           COM    969199108     722        50,000   SH      Sole                              50,000
------------------------------------------------------------------------------------------------------------------------------------
Telesp Celular
Participacoes S.A.            COM    87952L108   2,268       600,000   SH      Sole                             600,000
------------------------------------------------------------------------------------------------------------------------------------
Repsol YDF                    COM    76026T205   4,173       141,900   SH      Sole                             141,900
------------------------------------------------------------------------------------------------------------------------------------
Dr. Reddy's
Laboratories, Ltd.            COM    256135203   2,160       100,000   SH      Sole                             100,000
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